NOTE 14: EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share option transactions
	Number of share options	Weighted average exercise price
Outstanding, December 31, 2015	–		–
Granted	1,250,000	$	C0.10
Outstanding, December 31, 2016	1,250,000	$	C0.10
Granted	2,050,000	$	C0.10
Outstanding, December 31, 2017	3,300,000	$	C0.10
Granted	4,300,000	$	C0.38
Outstanding, December 31, 2018	7,600,000	$	C0.25
Exercisable, December 31, 2018	5,650,000	$	C0.30

Share options outstanding and exercisable
Exercise price (C$)	Number of options outstanding	Weighted average exercise price (C$)	Weighted average life of options (years)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average life of options (years)
0.10	3,300,000	0.10	2.55	1,600,000	0.10	2.95
0.26	450,000	0.26	4.80	200,000	0.26	4.80
0.38	3,850,000	0.38	4.40	3,850,000	0.38	4.40
	7,600,000	0.25	3.85	5,650,000	0.30	4.00

Disclosure of detailed information about share options assumptions
	Years ended December 31,
	2018	2017	2016
Risk-free interest rate	2.19% - 2.37%	0.76%	–
Expected life	5 years	5 years	–
Expected volatility	100.0%	100.0%	–
Forfeiture rate	0.0%	0.0%	–
Dividend rate	0.0%	0.0%	–

Disclosure of detailed information about share purchase warrants
	Number of share options	Weighted average exercise price
Outstanding, December 31, 2017, 2016 and 2015	–		–
Granted (1)	627,378	$	C0.31
Outstanding, December 31, 2018	627,378	$	C0.31
Exercisable, December 31, 2018	627,378	$	C0.31

Disclosure of detailed information about fair value of share purchase warrants
	Years ended December 31,
	2018	2017	2016
Risk-free interest rate	1.87%	–	–
Expected life	2 years	–	–
Expected volatility	100.0%	–	–
Forfeiture rate	0.0%	–	–
Dividend rate	0.0%	–	–